Investment Strategy - Virtus Reaves Utilities ETF	Nov. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in the Utility Sector (“Utility Sector Companies”). The Fund considers a company to be a “Utility Sector Company” if at least 50% of the company’s assets or customers are committed to, or at least 50% of the company’s revenues, gross income or profits derive from, the provision of products, services or equipment for the generation or distribution of electricity, gas or water. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser (the “Sub-Adviser” or “Reaves Asset Management”), manages the Fund’s assets using a value-based, bottom-up stock selection approach. In making investment decisions, the Sub-Adviser primarily invests in common stocks of Utility Sector Companies that the Sub-Adviser deems to be attractive based on the potential for growth of income and capital appreciation over time. While the Sub-Adviser may consider a number of factors in making investment decisions, the Sub-Adviser generally seeks to acquire Utility Sector Companies that have or reflect one or more of the following characteristics:

•conservative capital structures;

•solid balance sheets;

•history of and/or potential for growing earnings and raising dividends;

•positive catalysts that may unlock value; and/or

•lower-than-market levels of volatility, correlation or similar characteristics.

Although the Fund may invest in foreign Utility Sector Companies, including, without limitation, through investments in American Depositary Receipts (“ADRs”), the Fund will invest primarily in U.S. Utility Sector Companies. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in the Utility Sector (“Utility Sector Companies”).